Investments (Tables)	12 Months Ended
Feb. 29, 2024
Notes and other explanatory information [abstract]
A continuity of investments is as follows:

A continuity of investments is as follows:

$
Balance, February 28, 2022	—
Investments made during the year	83,060
Balance, February 28, 2023	83,060
Gain on foreign exchange translation	4,157
Gain on fair value	45,771
Balance, February 29, 2024	132,988